Going Concern Considerations and Management's Plan (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 19, 2015
Net loss	$ 1,144,000	$ 364,000	$ 3,624,000	$ 1,335,000	$ 7,807,000	$ 1,588,000
Accumulated deficit	(10,634,000)		(14,258,000)		(9,490,000)	(1,683,000)
Working capital	148,000		(1,300,000)
Common Stock | Maximum
Aggregate offering amount							$ 20,000,000